ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payable	$ 3,488,247	$ 2,055,660
Funan Agricultural Investment Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payable		274,051	$ 281,805
Funan Small Business Financing Service Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payable		1,370,257	1,409,026
Accrued interest		185,356	$ 63,788
Unrelated Private Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payable		404,703
Funan Zhihua Mushroom Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other payable		217,871
Customer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposit		$ 301,457